Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Directors’ fees	$ 1,999	$ 2,000	$ 5,999	$ 5,998
Salaries, wages, consultants and benefits	166,856	139,994	526,524	567,752
Stock-based compensation (Note 9)	135,867	181,129	384,188	525,721
Content and software development (Note 7)	720,075	613,196	2,219,806	1,773,889
Related Party [Member]
Related Party Transaction [Line Items]
Directors’ fees	1,999	2,000	5,999	5,998
Salaries, wages, consultants and benefits	183,401	159,498	500,180	537,502
Selling and marketing	7,397	32,534	50,631	97,431
Stock-based compensation (Note 9)	48,944	71,080	119,864	208,435
Content and software development (Note 7)	38,858	62,849	173,733	187,114
Closing balance for the period	$ 280,599	$ 327,961	$ 850,407	$ 1,036,480